UNITED STATES
                       Securities and Exchange Commission
                             Washington, DC. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X
 Pre-Effective Amendment No. 1                                                 X
                                      and
THE INVESTMENT COMPANY ACT OF 1940                                             X
 Amendment No. 1

Matthew 25 Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
1375 Anthony Wayne Dr.  Wayne, PA  19087
(Address of Principal Executive Offices)

610-688-6839
(Registrants Telephone Number)

Bernard B. Klawans  1375 Anthony Wayne Dr  Wayne PA. 19087
(Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:   As soon as practicable after the
effective date of this registration.



Calculation of Registration Fee Under the Securities Act of 1933

 Title of Securities    Amount Being   Proposed Max   Proposed Max     Amount of
  being Registered       Registered      Offering      Aggregate       Registra-
                                          Price      Offering Price    tion  Fee
 Matthew 25 Fund, Inc.                         *
 Common Stock $.01        1,500,000       $5.00        $7,500,000      $2,586.20
   par value

* Estimated for the purpose of determining the amount of the registration fee. This is the actual Net Asset value per share as of the starting date.



The Registrant hereby amends this Registration Statement on such date or dates that may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission acting to section 8(A) may determine.










                                       1
                           Cross Reference Sheet


          INFORMATION REQUIRED                 CAPTIONS IN FILING

Part A: IN A PROSPECTUS
Item 1. Cover Page                            Cover Page
Item 2. Synopsis                              Fund Expenses
Item 3. Condensed Financial Information       Condensed Financial Information
Item 4. General Description of Registrant     The Fund
Item 5. Management of the Fund                Management of the Fund
Item 6. Capital Stock and other Securities    Capitalization
Item 7. Purchase of Securities being Offered  Purchase of Shares - Reinvestment
Item 8. Redemption or Repurchase              Redemption of Shares
Item 9. Legal Proceedings                     Litigation



Part B:  STATEMENT OF ADDITIONAL INFORMATION
Item 10. Cover Page                           Cover Page
Item 11. Table of Contents                    Table of Contents
Item 12. General Information and History      The Fund
Item 13. Investment Objectives and Policies   Objectives and Policies
Item 14. Management of the Registrant         Officers & Directors of the Fund
Item 15. Control Persons & Principal Holders  Not Applicable
         of Securities
Item 16. Investment Advisory and Other Ser-   Investment Adviser
         vices
Item 17. Brokerage Allocation                 Brokerage
Item 18. Capital Stock & Other Securities     Capitalization
Item 19. Purchase, Redemption & Pricing of    Purchase of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Redemption of Shares
         Securities Being Offered
Item 19. Purchase, Redemption & Pricing of    Pricing of Shares
         Securities Being Offered
Item 20. Tax Status                           Tax Status
Item 21. Underwriters                         Not Applicable
Item 22. Calculation of Yield Quotations of   Not Applicable
         Money Market Funds
Item 23. Financial Statements                 Financial Statements



Part C:  OTHER INFORMATION
Item 24. Financial Statements & Exhibits     Financial Statements & Exhibits
Item 25. Persons Controlled by/or under      Control Persons
         Common Control
Item 26. Number of Holders of Securities     Number of Shareholders
Item 27. Indemnifications                    Indemnification
Item 28. Business & Other Connections of     Activities of Investment Advisor
         Advisor
Item 29  Principal Underwriters              Principal Underwriter
Item 30. Location of Accounts & Records      Location of Accounts & Records
Item 31. Management Services                 Not Applicable
Item 32. Undertakings                        Not Applicable

                              MATTHEW 25 FUND, INC.
                                WAYNE,  PA. 19481
                                   610-688-6939



PROSPECTUS                                                       XXXXXX XX, 1996


The Fund & Investment Objective
Matthew 25 Fund, Inc. ("the Fund") is an open-end non-diversified management in-vestment company that seeks capital appreciation through investment in the com-mon stocks and/or securities convertible into common stocks. Criteria used by the Adviser will be based on the Business Economics, Management Quality, Finan-cial Condition and Stock Price of each business. Current income from these in-vestments will be a subordinate consideration.


Fund Share Purchase
Capital shares of the Fund may only be purchased directly from the Fund at net asset value as next determined after receipt of order. The Board of Directors has established $1,000 as the minimum initial purchase and $100 for subsequent purchases.


Additional Information
This Prospectus, which should be held for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing more information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated XXXXX XX, 1996 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling the telephone number shown above.





             THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.















                                       3

FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of the Matthew 25 Fund will incur. The expenses and fees set forth below are for the 1995 fiscal year.

                       Shareholder Transaction Expenses:
             Sales Load Imposed on Purchases                   None
             Sales Load Imposed on Reinvested Dividends        None
             Redemption Fees                                   None
             Exchange Fees                                     None
             IRA Trustee Fees                                  None

                     Annualized Fund Operating Expenses:
             Management Fees                                   1.0%
             12b-1 Fees                                        None
             Other Expenses                                    1.0%
                                 Total Operating Expenses      2.0%


The following table is given to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and in-directly. It illustrates the expenses paid on a $1,000 investment over vari-ous time periods assuming a) 5% annual rate of return and b) redemption at the end of each time period. This example should not be considered a representa-tion of past or future expenses or performance. Actual expenses may be greater or less than those shown.

                1 Year       3 Years      5 Years        10 Years
                  $20          $63          $111            $252


THE FUND
MATTHEW 25 FUND, INC. (also referred to as the "Fund") was incorporated in Penn-sylvania on August 28, 1995. The Fund's registered office is in Wayne, PA: mail may be addressed to 1375 Anthony Wayne Dr. Wayne PA.


OBJECTIVES AND POLICIES
Objective: Matthew 25 Fund, Inc. ("the Fund") is an open-end, non-diversified management investment company that seeks capital appreciation through investment in the common stocks and/or securities convertible into common stocks. Crite-ria used by the Adviser will be based on the Business Economics, Management Qua-lity, Financial Condition and Stock Price of each business. Current income from these investments will be a subordinate consideration.


Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular compan-ies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.


Security Selection Criteria:   Criteria used by the Adviser in recommeding  pur-
chases of securities will be based on the Business Economics, Management Quali-ty, Financial Condition and Security Price of each business.


                                       4
Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of secu-rities within the period by the average monthly portfolio value of the Fund dur-ing such period. There may be times when management deems it advisable to sub-stantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations.


Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issues. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achiev-ing its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code (see next paragraph).


TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amend-ed, the Fund, by paying out substantially all of its investment income and rea-lized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities trans-actions, no more than 30% of the Fund's profits may be derived from sales of se-curities held less than three months, and no more than 50% of the Fund's assets may be in security holdings that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the Fund in 1995 will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short term capital gains, will be taxable to the share-holder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such divi-dends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
By-laws of the Fund provide the following fundamental investment restrictions; The Fund may not, except by the approval of a majority of the outstanding shares; i.e. a) 67% or more of the voting securities present at a duly called
                                       5
meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or b) of more than 50% of the outstanding voting securities, whichever is less:
(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in selling its own portfolio securities.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.


INVESTMENT ADVISER
The Valley Forge Management Corp. is a Pennsylvania corporation that acts as an Investment Adviser to the Fund. Mr. Bernard Klawans established the company in 1969 and is the sole owner, director and officer of the Investment Adviser and president of the Fund. He has had direct responsibility for day to day manage-ment of another funds protfolio registered with the Securities and Exchange Com-mission, the Valley Forge Fund, Inc. portfolio since its inception in 1971 and will provide the same service to the Fund.

On October 17, 1995 shareholders of the Fund approved a management and Advisory contract with the Valley Forge Management Corp., which was unanimously approved by the Board of Directors October 17, 1995. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specif-ic approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are nei-ther parties to the agreement nor interested persons as defined in the Invest-ment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, the Valley Forge Management Corp. will furnish investment advice to the Directors of the Fund on the basis of a continuous re-
                                       6
view of the portfolio and recommend to the Fund when & to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Valley Forge Management Corp. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Valley Forge Management Corp. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net as-set value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first 10 million in averaged assets and 1.5% of the next 20 million. These ra-tios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisery services to the Fund; to make speci-fic recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Funds employees who may be officers or directors or em-ployees of the Investment Adviser. Fees, if any, of the custodian, registrar transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser; legal and accounting fees; interest, taxes and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.


OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal occupations during the past five years are:
                                          Occupation            Compensation
Name and Address         Position        Past 5 Years       Matt25   VFF   Total

Bernard B. Klawans       President       President          $  0    $  0   $  0
1375 Anthony Wayne Dr.   Interested      Valley Forge
Wayne, PA                Director        Fund Inc.

Dr. Gerd H. Dahl         Secretary       Director Ag.       $594*   $396*  $ 990
679 Jefferson Rd.        Interested      Chem. Research
Bryn Mawr, PA            Director        Elf Atochem

Victor J. Belanger       Non-Interested  Vice Pres.         $594*   $495*  $1089
Box #96                  Director        Linearizer
Princeton Jct. NJ                        Technologies

Dr. Thomas A. Fosnocht   Non-Interested  Dr.of Dental       $594*   $495*  $1089
737 Hillview Rd.         Director        Surgery
Malvern, PA                              Paoli, PA

Dr. James P. King        Non-Interested  President          $594*   $495*  $1089
904 Breezewood Ln.       Director        Desilube
Lansdale, PA                             Technology Inc.

Dr. Lawrence C. Miller   Non-Interested  Dr. of Dental      $594*   $396*  $ 990
13 Manor Rd.             Director        Medicine
Paoli, PA                                Paoli, PA
                                       7
William A. Texter        Non-Interested  Manager, Corp.     $594*   $495*  $1089
9 Charter Oak Dr.        Director        Nuclear Quality
Newtown Square, PA                       PECO Energy

Nancy W. Klawans         Treasurer       Treasurer          $594*   $594*  $1188
1375 Anthony Wayne Dr.   Wife of         Valley Forge
Wayne, PA                President       Fund, Inc.

* Payments shown for the Matthew 25 Fund are estimated payments for 1996. The payments under the VFF column are the actual payments made in 1995 for the Val-ley Forge Fund. The officers and directors are the same for both funds. The Fund does not compensate its officers & directors affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee.


CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 1,500,000 shares of common stock of $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conver-sion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.

Major Shareholders: Mark and Ann M. Mulholland as of the date of this Prospec-tus own all the outstanding shares in a Joint Tenancy account.


PURCHASE OF SHARES -REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole descretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of management such termination or re-jection is in the best interests of the Fund.


Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances. The Fund will be initially registered in Pennsylvania and therefore restricted to Penn-sylvania residents at the time of purchase. There will be no solicitation of out of the state of Pennsylvania potential shareholders until registration under the Blue Sky laws of the state of residence have been met.


Subsequent Purchases: Subsequent purchases may be made by mail or by phone and are due and payable five business days after the purchase date. The minimum is $100, but less may be accepted under especial circumstances.



                                       8
Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.


Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Persons who earn compensation and are not active participants (and who do not have a spouse who is an active participant) in an employee maintained retirement plan may establish Individual Retirement Accounts
(IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000 or 100% of compensation, are tax deductible from gross income. This IRA deduc-tion is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $2,250 if you have a spouse who earns no compensation during the taxable year. A separate and inde-pendent Spousal IRA must be maintained.

You may begin to make non-penalty withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, withdrawals may be made be-fore age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Matthew 25 Fund IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.


PRICING OF SHARES
The net asset value of the Fund's shares is determined as of the close of busi-ness of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, Christ-mas & New Year's Day. The price is determined by dividing the value of its se-curities, plus any cash and other assets less all liabilities, excluding capital surplus, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.


                                       9
REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption (if certificates have not been issued) or certifi-cates with respect to shares for which certificates have been issued. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management. The redemption price is the net asset value per share next de-termined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made within three business days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary week-end or holiday closings, or when trading on the New York Stock Exchange is re-stricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, mak-ing disposal of fund securities or valuation of net assets not reasonably prac-ticable. The Fund intends to make payments in cash, however, the Fund reserves the right to make payments in kind.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. If the Fund's President is also a registered representative of a New York Stock Exchange Member Firm he may place orders through his concern as long as the commission rates are as low as any other national brokerage firm. He may select other brokers who meet the primary requirements of execution and price. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid on a monthly basis initially and after the first year of opera-tion at least semiannually.


MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, se-lect an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors are in turn responsible for determining that the Fund operates in accordance with its stated objectives, policies, and investment restrictions. The Board appoints officers to run the Fund and selects an In-vestment Adviser to provide investment advice. (See Investment Adviser, pg. 5). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.


CUSTODIAN & TRANSFER AGENT
The Fund acts as its own custodian and transfer agent.


REPORTS TO SHAREHOLDERS
The Fund sends all shareholders annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unau-dited financial statements.

                                       10
AUDITORS
Landsburg, Platt, Reschiatore & Dalton, Certified Public Accountants, Philadel-phia, PA. have been selected as the independent accountant and auditor of the Fund. Landsburg, Platt, Reschiatore & Dalton has no direct or indirect financial interest in the Fund or the Adviser.


LITIGATION
As of the date of this prospectus, there was no pending or threatened litigation involving the Fund in any capacity whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration state-ment on file with the Securities & Exchange Commission. The registration state-ment may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon pay-ment of the fee prescribed by the Commission. Shareholders may also direct in-quiries to the Fund by phone or at the address given on pg 1 of this Prospectus.








































                                       11
                          SHARE PURCHASE APPLICATION

A)  Please fill out one of the following four types of accounts:

1) Individual Accounts  ****

   ______________________  __  ____________________      ______________________
           First Name      MI       Last Name            Social Security Number

2) Joint Accounts     ****

   ______________________  __  ____________________      ______________________
          First Name       MI        Last Name           Social Security Number

   ______________________  __  _____________________    _______________________
          First Name       MI        Last Name           Social Security Number

3) Custodial Accounts ****

   ______________________  __  ____________________
   Custodian's First Name  MI   Custodian's Last Name

   ______________________  __  ____________________      ______________________
     Minor's First Name    MI    Minor's Last Name                Minor's
                                                         Social Security Number
4) All Other Accounts  ****

       ___________________________________________   __________________________
                      Name of account.                Tax Identification Number

       ___________________________________________
          (Use this second line if you need it)


B) Biographical and other information about the new account:

Full Address:
             Number & Street ___________________________________________________

             City__________________________  St____  Zip________________________


Citizen of____________________  Home Phone_____________  Bus Phone______________


Dividend Direction:   Reinvest all distributions_________  Pay in Cash__________


Signature of Owner, Trustee or Custodian:    ___________________________________

Signature of Joint Owner (if joint account): ___________________________________


           Please make check payable to:     MATTHEW 25 FUND, INC.

Amount of Investment Attached  $______________ (Minimum initial purchase $1,000)


   All applications are accepted in Pennsylvania and under Pennsylvania laws.
                                       12

FORM W-9
(March 1994)
Department of Treasury
Internal Revenue Service


                          PAYER'S REQUEST FOR TAXPAYER
                             IDENTIFICATION NUMBER


Name as shown on account (if joint account, give name corresponding to TIN)

_________________________________________________


Street Address

_________________________________________________


City, State & Zip Code

_________________________________________________







Part 1.-  Taxpayer Identification Number            Part 2. - Backup Withholding

Social Security Number ______________________       Check if you are NOT subject
                                                    to  backup withholding under
or                                                  the  provisions  of  section
                                                    3406(a) (1) (C) of  the  In-
Employer ID Number     ______________________       ternal Revenue Code ________







Certification - Under the penality  of perjury, I certify  that the  information provided on this form is true, correct and complete.

Signature ___________________________________       Date _______________________










                                       13



       INVESTMENT ADVISER                                PROSPECTUS
  VALLEY FORGE MANAGEMENT CORP.                    MATTHEW 25  FUND, INC.
    1375 Anthony Wayne Drive                             PO Box 262
        Wayne, Pa. 19087                              Wayne, Pa. 19481

                                                        610-688-6839


                                                      XXXXXXX  XX, 1996
      TABLE OF CONTENTS

Fund Expenses .................... 2       The Fund seeks capital appreciation
Condensed Financial Information .. 2       through investment in common stocks
The Fund ......................... 3       & securities  convertible into com-
Objective & Policies                       mon stocks  in the pursuit of capi-
  Objective ...................... 3       tal gains.  Current income from in-
  Investment Policies ............ 3       vestments  is a subordinate  consi-
  Portfolio Turnover Policy ...... 3       deration.
  Nondiversification Policy ...... 3
Tax Status ....................... 3
Investment Restrictions .......... 4
Investment Adviser ............... 5
Officers & Directors of the FUND . 6
Capitalization
  Description of Common Stock .... 6
  Voting Rights .................. 6
Purchase of Shares - Reinvestment
  Initial Investments ............ 7
  Subsequent Purchases ........... 7
  Reinvestments .................. 7
  Whole Shares ................... 7
Retirement Plans
  IRA ............................ 7
Pricing of Shares ................ 7
Redemption of Shares ............. 8
Brokerage ........................ 8
Management of the Fund ........... 9
Custodian & Transfer Agent ....... 9
Reports to Shareholders .......... 9
Auditors ......................... 9
Litigation ....................... 9
Additional Information ........... 9
Share Purchase Application ...... 10













                                       14

                               MATTHEW 25 FUND INC.
                             1375 Anthony Wayne Drive
                                 Wayne, PA   19087
                                   610-688-6839




                                    Part B

                      STATEMENT OF ADDITIONAL INFORMATION

                           ____________________, 1996


This Statement is not a prospectus, but should be read in conjunction with  the
Fund's  current  prospectus  dated           , 1996.   To obtain the Prospectus,
please write the Fund or call either of the telephone numbers that are shown above.


TABLE OF CONTENTS
The Fund ..........................2
Objectives & Policies .............2
     Objectives ...................2
     Security Selection Criteria ..2
     Portfolio Turnover Policy ....2
     Nondiversification Policy ....3
Tax Status ........................3
Investment Restrictions ...........3
Investment Adviser ................4
Officers and Directors of the Fund.4
Purchase of Shares - Reinvestment .6
        Initial Investments .......6
        Subsequent Purchases ......6
        Reinvestments .............6
        Whole Shares ..............6
Retirement Plans ..................6
        IRA .......................6
Redemption of Shares ..............7
Brokerage .........................7
Auditor's Report ..................8
Statement of Assets & Liabilities .9
Notes to Financial Statements ....10














                                       1

THE FUND
MATTHEW 25 FUND, INC. (also referred to as the "Fund") was incorporated in Penn-sylvania on August 28, 1995. The Fund's registered office is in Wayne, PA: mail may be addressed to 1375 Anthony Wayne Dr. Wayne PA.


OBJECTIVES AND POLICIES
Objective: Matthew 25 Fund, Inc. ("the Fund") is an open-end, non-diversified management investment company that seeks capital appreciation through investment in the common stocks and/or securities convertible into common stocks. Crite-ria used by the Adviser will be based on the Business Economics, Management Qua-lity, Financial Condition and Stock Price of each business. Current income from these investments will be a subordinate consideration.

Risks associated with the Fund's performance will be those due to broad market declines and business risks from difficulties which occur to particular compan-ies while in the Fund's portfolio. It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation.


Security Selection Criteria:   Criteria used by the Adviser in recommeding  pur-
chases of securities will be based on the Business Economics, Management Quali-ty, Financial Condition and Security Price of each business.


Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is ex-pected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Funds total purchases or sales of securi-ties within the period of the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substan-tially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from spe-cial circumstances and not from the Fund's normal operations.


Non-diversification Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single, economic, politi-cal, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rath-er than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Inter-nal Revenue Code (see next paragraph).


TAX STATUS
Under the provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, intends to pay out substantially all of its investment income and realized capital gains, and intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest, and gains from securities transactions, no more than 30% of the Fund's profits may be derived from securities held less than three months, and no more than 50% of the Fund assets may be held in secur-
                                       2
ity holdings that exceed 5% of the total assets of the Fund at time of purchase.

Distribution of any net long term capital gains realized by the fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more fre-quently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to feder-al income taxes.

The Fund is required by Federal Law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemption's) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that your are not subject to back-up withholding, or that you are exempt from back-up withholding.


INVESTMENT RESTRICTIONS
The by-laws of the Fund provide the following fundamental investment restric-tions; the Fund may not, except by approval of a majority of outstanding shares; i.e. (A) 67% or more of the voting securities present at a duly called meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (B) of more than 50% of the outstanding voting se-curities, whichever is less:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio securi-ties.
(b) Borrow money or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of se-curities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a mer-ger, consolidation , or purchase of assets approved by the Fund's share-holders.
(e) Invest over 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of pub-licly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) The Fund may not purchase or retain securities of any issuer if those offi-cers and directors of the Fund or its Investment Adviser owning individual-ly more than 1/2 of 1% of any class of security or collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.

                                       3
(l) Invest in securities which may be subject to registration under the Securi-ties Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.
(n) Issue senior securities.


INVESTMENT ADVISER
The Valley Forge Management Corp. is a Pennsylvania corporation that acts as an Investment Adviser to the Fund. Mr. Bernard Klawans established the company in 1969 and is the sole owner, director and officer of the Investment Adviser and president of the Fund. He has had direct responsibility for day to day manage-ment of another funds protfolio registered with the Securities and Exchange Com-mission, the Valley Forge Fund, Inc. portfolio since its inception in 1971 and will provide the same service to the Fund.

On October 17, 1995 shareholders of the Fund approved a management and Advisery contract with the Valley Forge Management Corp., which was unanimously approved by the Board of Directors October 17, 1995. This Agreement will continue on a year to year basis provided that approval is voted at least annually by specif-ic approval of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Fund, but, in either event, it must also be approved by a majority of the directors of the Fund who are nei-ther parties to the agreement nor interested persons as defined in the Invest-ment Company Act of 1940 at a meeting called for the purpose of voting on such approval. Under the Agreement, the Valley Forge Management Corp. will furnish investment advice to the Directors of the Fund on the basis of a continuous re-view of the portfolio and recommend to the Fund when & to what extent securities should be purchased or disposed. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days written notice to the Valley Forge Management Corp. In the event of its assignment, the Agreement will terminate automatically. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Fund's officers and directors. For these services the Fund has agreed to pay to Valley Forge Management Corp. a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net as-set value of the Fund and are payable monthly. The fee is higher than the fee paid by most other funds. Not withstanding, the Investment Adviser would forgo sufficient fees to hold the total expenses of the Fund to less than 2.0% of the first 10 million in averaged assets and 1.5% of the next 20 million. These ra-tios were selected by the Board of Directors because they are believed to meet the most restrictive state requirements.

Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and Advisery services to the Fund; to make speci-fic recommendations based on the Fund's investment requirements; and to pay the salaries of those of the Funds employees who may be officers or directors or em-ployees of the Investment Adviser. Fees, if any, of the custodian, registrar transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser; legal and accounting fees; interest, taxes and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of purchase reneges.


                                       4
OFFICERS AND DIRECTORS OF THE FUND
Officers and Directors of the Fund, together with their addresses, principal oc-cupations during the past five years are:

                                          Occupation            Compensation
Name and Address         Position        Past 5 Years       Matt25   VFF   Total

Bernard B. Klawans       President       President          $  0    $  0   $  0
1375 Anthony Wayne Dr.   Interested      Valley Forge
Wayne, PA                Director        Fund Inc.

Dr. Gerd H. Dahl         Secretary       Director Ag.       $594*   $396*  $ 990
679 Jefferson Rd.        Interested      Chem. Research
Bryn Mawr, PA            Director        Elf Atochem

Victor J. Belanger       Non-Interested  Vice Pres.         $594*   $495*  $1089
Box #96                  Director        Linearizer
Princeton Jct. NJ                        Technologies

Dr. Thomas A. Fosnocht   Non-Interested  Dr.of Dental       $594*   $495*  $1089
737 Hillview Rd.         Director        Surgery
Malvern, PA                              Paoli, PA

Dr. James P. King        Non-Interested  President          $594*   $495*  $1089
904 Breezewood Ln.       Director        Desilube
Lansdale, PA                             Technology Inc.

Dr. Lawrence C. Miller   Non-Interested  Dr. of Dental      $594*   $396*  $ 990
13 Manor Rd.             Director        Medicine
Paoli, PA                                Paoli, PA

William A. Texter        Non-Interested  Manager, Corp.     $594*   $495*  $1089
9 Charter Oak Dr.        Director        Nuclear Quality
Newtown Square, PA                       PECO Energy

Nancy W. Klawans         Treasurer       Treasurer          $594*   $594*  $1188
1375 Anthony Wayne Dr.   Wife of         Valley Forge
Wayne, PA                President       Fund, Inc.

* Payments shown for the Matthew 25 Fund are estimated payments for 1996. The payments under the VFF column are the actual payments made in 1995 for the Val-ley Forge Fund. The officers and directors are the same for both funds. The Fund does not compensate its officers & directors affiliated with the Investment Adviser except as they may benefit through payment of the Advisory fee.


CAPITALIZATION
Description of Common Stock: The authorization capitalization of the Fund con-sists of 1,500,000 shares of common stock of $.01 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.


Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares can elect all the directors of the Fund if they so choose, and the hold-ers of the remaining shares will not be able to elect any person as a director.

                                       5
Major Shareholders: Mark and Ann M. Mulholland as of the date of this Prospec-tus own all the outstanding shares in a Joint Tenancy account.


PURCHASE OF SHARES - REINVESTMENTS
The offering price of the shares offered by the Fund is at the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this Prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject pur-chase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.


Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000 which is due and payable 3 business days after the purchase date. Less may be accepted under especial circumstances. The Fund will be initially registered in Pennsylvania and therefore restricted to Penn-sylvania residents at the time of purchase. There will be no solicitation of out of the state of Pennsylvania potential shareholders until registration under the Blue Sky laws of the state of residence have been met.


Subsequent Purchases:   Subsequent purchases may be made by mail or by phone and
are due & payable three business days after the purchase date. The minimum here is $100, but less may be accepted under special circumstances.


Reinvestments: The Fund will automatically retain and reinvest dividends & cap-ital gains distributions and use same for the purchase of additional shares for the shareholder at net asset value as of the close of business on the distribu-tion date. A Shareholder may at any time by letter or forms supplied by the Fund direct the Fund to pay dividends and/or capital gains distributions, if any, to such shareholder in cash.


Fractional Shares: Shares will be issued to three decimal places as purchased from the fund. The fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Accounts: Persons who earn compensation and are not act-ive participants nor have a spouse who is an active participant in an employee maintained retirement plan may establish Individual Retirement Accounts (IRA) using Fund shares. Annual contributions, limited to the lesser of $2,000.00 or 100% of compensation, are tax deductible from gross income. This IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes within certain specified limits. All individuals may make nonde-ductible IRA contributions to separate accounts to the extent that they are not eligible for a deductible contribution.

Earnings under the IRA are reinvested and are tax-deferred until withdrawals be-gin. The maximum annual contribution may be increased to $2,250.00 if you have a spouse who earns no compensation during the taxable year. A separate and in-dependent Spousal IRA must be maintained.

                                       6
You may begin to make withdrawals as early as age 59 1/2 or as late as age 70 1/2. In the event of death or disability, or withdrawals may be made before age 59 1/2 without penalty.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Matthew 25 Fund IRA. This pol-icy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment, without penalty.


REDEMPTION OF SHARES
The Fund will redeem all or any part of the shares of any shareholder who ten-ders a request for redemption when certificates have not been issued. When cer-tificates have been issued then certificates need to accompany a request for re-demption. In either case, proper endorsements guaranteed either by a national bank or member firm of the New York Stock Exchange will be required unless waived by management.

The redemption price is the net asset value per share next determined after not-ice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption & the difference should be treated by the shareholder as a capital gain or loss for income tax purposes.

Payment by the Fund will ordinarily be made within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as deter-mined by the by the Securities and Exchange Commission or when the Securities And Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not practicable. The Fund intends to make payments in cash, to the extent possible, however the Fund reserves the right to make payments in kind.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. The Fund will place all orders for purchases and sales of its portfolio securities through the Fund's President who is answerable to the Fund's Board of Directors. If the Fund's President is also a registered representative of a New York Stock Exchange Member Firm he may place orders through his concern as long as the commission rates are as low as any other national brokerage firm. He may select other brokers who meet the primary requirements of execution and price. The Board of Directors will evaluate and review the reasonableness of brokerage commissions paid on a monthly basis initially and after the first year of opera-tion at least semiannually.










                                       7

                     LANDSBURG PLATT RASCHIATORE & DALTON
                          Certified Public Accountants
                        117 South 17th Street 13th Floor
                             Philadelphia, PA 19103
                                  215-561-6633
                                Fax 215-561-2070



                          Independent Auditor's Report


To the Shareholers and Board of Directors of Matthew 25 Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Matthew 25 Fund, Inc., including the schedule of investments in securities as of Febru-ary 5, 1996 and the related statement of operations for the period from January 1, 1996 through February 5, 1996, the statement of changes in net assets and the financial highlights and related ratios/supplemental data for each of the periods indicated. These financial statements and financial highlights and re-lated ratios/supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights and related ratios/supplemental data based on our au-dit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights and related ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and dis-closures in the financial statements. Our procedures included confirmation of securities owned as of February 5, 1996, by correspondence with the custodian and brokers. An audit includes assessing the accounting principles used and sig-nificant estimates made by management, as well as evaluating the overall finan-cial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights and re-lated ratios/supplemental data referred to above present fairly, in all material respects, the financial position of Matthew 25 Fund, Inc., as of February 5, 1996, the results of its operations from January 1, 1996 through February 5, 1996, the changes in its net assets and the financial highlights and related ra-tios/supplemental data for each of the periods indicated, in conformity with generally accepted accounting principles.


                      Landsburg Platt Reschiatore & Dalton




February 29, 1996






                                       8

         MATTHEW 25 FUND, INC.                     MATTHEW 25 FUND, INC.
  Statement of Assets and Liabilities     Schedule of Investments in Securities
          February 5, 1996                           February 5, 1996


                ASSETS                                      Number of
                ------                                      shares or
Investments in securities,   $ 114,528                      principal   Market
 at value (cost $108,382)    ---------                      amount      Value
                                                            ---------  --------
    TOTAL ASSETS             $ 114,528   COMMON STOCK - 80.54%
                             ---------   ------------

                                         FINANCIAL - 26.18%
             LIABILITIES                 ---------
             -----------
Accounts Payable             $    496      Franklin Resources    200   $  10,600
                             ---------     Harris Savings      1,000      19,250
     TOTAL LIABILITIES       $    496                                  ---------
                             ---------                                    29,850
                                                                       ---------

              NET ASSETS                 MANUFACTURERS - 34.24%
              ----------                 -------------
Net assets                   $ 114,032
 (equivalent to $5.28 per    =========     Rubbermaid Inc.       800      22,300
 share based on 21,585 shares              Stride Rite Corp.   2,000      16,750
 of capital stock outstanding)                                         ---------
                                                                          39,050
Composition of net assets:                                             ---------

Shares of common stock             216   MISCELLANEOUS - 20.12%
Paid in capital                107,919   -------------
Accumulated net investment        (249)
 loss                                      Home Depot Inc.       500      22,938
Net unrealized appreciation      6,149                                 ---------
 of investments              --------    TOTAL COMMON STOCKS              91,838
                                           (Cost $85,692)              ---------
     NET ASSETS 2/5/96       $ 114,032
                             =========   SHORT TERM INVESTMENTS - 19.90%
                                         ----------------------

                                           First Montauk       9,403       9,403
                                            Money Market
                                           Royal Bank Gold    13,287      13,287
                                            Money Market               ---------

                                         TOTAL SHORT TERM INVESTMENTS
                                           (Cost $22,690)                 22,690
                                                                       ---------

                                         TOTAL SECURITIES
                                           (Cost $108,382)             $ 114,528
                                                                       =========



  The accompanying notes are an integral part of these financial statements.
                                       9

        MATTHEW 25 FUND, INC.                      MATTHEW 25 FUND, INC.
       STATEMENT OF OPERATIONS             STATEMENT OF CHANGES IN NET ASSETS
    For the period January 1, 1996                                  Period  from
       through February 5, 1996                                     October  26,
                                                                    1995  ( com-
                                                      Period  from  mencement of
INVESTMENT INCOME:                                    January   1,  operations )
------------------                                    1996 through  through  De-
                                                      February  5,  cember   31,
  Interest                     $    38                1996          1995
  Miscellaneous                      6                ------------  ------------
                               -------   INCREASE IN
                                         NET ASSETS
    Total investment income         44   FROM OPERA-
                               -------   TIONS:
                                         ------------
EXPENSES:                                Investment      $    (49)     $   (200)
---------                                 loss - net
  Investment advisor                89   Net realized            0             0
  Miscellaneous                      4    gain (loss)
                               -------    on securi-
    Total Expenses                  93    ties trans-
                               -------    actions
                                         Net change          2,738         3,408
 Investment loss - net            (49)    in unreal-
                               -------    ized appre-
Net realized gain (loss)             0    ciation of
 on securities transactions               investments    ---------     ---------
Net change in unrealized         2,738   Net increase        2,689         3,208
 appreciation of investments   -------    in net as-
                                          sets from
Net gain on investments          2,738    operations     ---------     ---------
                               -------   Distributions
                                          to sharehold-
                                          ers from
Net increase in net assets     $ 2,689   Investment              0             0
 resulting from operations     =======    income-net
                                         Net realized            0             0
                                          gain on in-
                                          vestments
                                         Capital share       5,136         2,999
                                          transactions   ---------     ---------
                                         Net increase        7,825         6,207
                                          in net assets  ---------     ---------

                                         NET ASSETS:
                                         ----------
                                         Beginning of      106,207       100,000
                                          period         ---------     ---------
                                         End of period   $ 114,032     $ 106,207
                                                         =========     =========





   The accompanying notes are an integral part of these financial statements.

                             MATTHEW 25 FUND, INC.
                Notes to the Statement of Assets and Liabilities
                                February 5, 1996



NOTE 1  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

Matthew 25 Fund, Inc. (the "Fund") was incorporated on August 28, 1995 and com-menced operations on October 26, 1995. The Fund has no operations prior to the commencement of operations other than matters relating to its organization and registration as an open-end non-diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933, the sale & issuance of 20,000 shares of common stock ("initial shares") to its initial, joint tenant investors on October 16, 1995. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security valuations

The Fund values investment securities, where market quotations are available, at market value based on the last recorded sales prices as reported by the princi-pal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Short-term investments are valued at cost, approximately market value.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distribution to shareholders

The Fund intends to distribute to shareholders substantially all of its net in-vestment income, if any, and net realized capital gains, if any, at year end.

Organizational costs

Organizational costs were borne by the Fund's Investment Advisor.

Registration fees

Registration fees were borne by the Fund's investment advisor.

Other

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is re-corded on the ex-dividend date and interest income is recorded on an accrual ba-sis.

NOTE 2 INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with The Valley Forge Management Corp., (VFMC), whereby VFMC receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. In accordance with State Regulations, VFMC has agreed to decrease the investment advisory fee or, if necessary, to reim-burse the fund if and to the extent that the Fund's aggregate annual operating expensesexceed specified percentages of the Fund's net assets. The percentages are 2.0% of the first $10,000,000 and 1.5% of the average net assets in excess of $10,000,000.

Mr. Bernard Klawans is the sole owner, director and officer of VFMC and is also president of the Fund.



NOTE 3 INVESTMENTS

For the period from October 26, 1995 (commencement of operations) through Feb-ruary 5, 1996, purchases and sales of investment securities other than short-term investments aggregated $85,692 and $-0-, respectively. The gross unreal-ized appreciation for all securities totaled $6,414 and the gross unrealized depreciation for all securities totaled $268, or a net unrealized appreciation of $6,146. The aggregate cost of securities for federal income tax purposes at February 5, 1996 was $108,382.


NOTE 4 CAPITAL SHARE TRANSACTIONS

As of February 5, 1996 there were 1,500,000 shares of $.01 par value capital stock authorized and capital paid in aggregated $108,135.

Transactions in capital stock were as follows:
                                                       For the  period  from Oc-
                           For the period from Jan- tober 26, 1995 (commence-uary 1, 1996 through Feb- ment of operations )
                           ruary 5, 1996.              through December 31, 1995
                            Shares           Amount     Shares           Amount
                           --------         --------   --------         --------

Shares Sold*                   995          $  5,136        590         $  2,999
Shares issued in rein-           0                 0          0                0
 vestment of dividends
Shares redeemed                  0                 0          0                0
                           --------         --------   --------         --------
Net increase                   995          $  5,136        590         $  2,999
                           ========         ========   ========         ========

*The Fund sold all shares to initial joint tenant investors as of February 5, 1996.

                              MATTHEW 25 FUND, INC.
           FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPPLEMENTAL DATA
                 For a Share Outstanding throughout each Period


                                                       For the  period  from Oc-
                           For the period from Jan- tober 26, 1995 (commence-uary 1, 1996 through Feb- ment of operations )
                           ruary 5, 1996.              through December 31, 1995
                           ------------------------    -------------------------

Net asset value, begin-           $      5.16                 $      5.00
 ning of period

Income from investment
 operations

  Net investment income                   -                          (.01)


  Net gains or (losses)                   .12                         .17
   on securities both
   realized & unrealized          -----------                 -----------

Total from investment             $      5.28                 $      5.16
 operations

Less distributions

 Dividends (from net in-                  -                           -
  vestment income)

 Distributions(from cap-                  -                           -
  ital gains)                     -----------                 -----------

Net Asset value, end of           $      5.28                 $      5.16
 period                           ===========                 ===========

Net assets, end of period         $   114,032                 $   106,207

Ratio of expenses to av-                1.04%*                      2.00%*
 erage net assets

Ratio of net investment                  .49%*                       .96%*
 income to average net
 assets

Portfolio turnover rate                    0%                          0%


*annualized


   The accompanying notes are an integral part of these financial statements.

                            FORM N-1A
                    PART C - OTHER INFORMATION


       Contents                                    Page #

1.  Financial Statements & Exhibits                   1

2.  Control Persons                                   1

3.  Number of Shareholders                            1

4.  Indemnification                                   1

5.  Activities of Investment Adviser                  1

6.  Principal Underwriters                            1

7.  Location of Accounts & Records                    2

8.  Management Services                               2

9.  Distribution Expenses                             2

10. Undertakings                                      2

11. Auditor's Consent                                 3

12. Signatures                                        4



Exhibits

  Articles of Incorporation                           3 i

  By-Laws                                             3 ii

  Investment Advisery Contract                       10 i

  Reimbursement Agreements - Officers/Directors      10 ii

  Opinion of Counsel Concerning Fund Sscurities      99.1















                                       i


1. a. Financial Statements - Condensed financial information on a per share basis is presented in Part A for 1995. All other financial statements are presented in Part B. These include:

       Statement of Assets & Liabilities               February  5, 1996
       Schedule of Investments in Securities           February  5, 1996
       Statement of Operations                         February  5, 1996
       Statement of Changes in Net Assets              December 31, 1995
       Statement of Changes in Net Assets              February  5, 1996
       Notes to Statement of Assets and Liabilities    February  5, 1996

       A post-effective amendment containing reasonably current financial state-ments which will not be certified will be filed with the Securities & Ex-change Commission within 4 to 6 months of the effective date of this fil-ing.

   b. Exhibits

      (3.i)    Articles of Incorporation
      (3.ii)   By-Laws
      (10.1)   Investment Advisery Contract
      (10.2)   Reimbursement Agreements with Officers and/or Directors
      (99.1)   Opinion of Counsel Concerning Fund Securities

      All exhibits believed to be applicable to the Fund have been included.

2.    Control Persons - Not applicable

3. Number of Shareholders - There are 2 shareholders of the Matthew 25 Fund, Inc. as of this filing.

4. Indemnification - Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such in-demnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of ex-penses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceed-
      ing) is asserted by such director, officer or controlling person in con-nection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whe-ther such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

5. Activities of Investment Adviser - The Valley Forge Management Corpora-tion's activity at the present time is performance on its Investment Ad-visory Contract currently effective with the Valley Forge Fund, Inc. and the Matthew 25 Fund, Inc. Mr. Bernard Klawans, sole proprietor of the Investment Adviser, is also President of the Bookkeeper Corporation, Wayne, PA. that sells turnkey hardware/software computer systems.

6.    Principal Underwriter - The Fund acts as its own underwriter.

7. Location of Accounts & Records - All fund records are held at corporate headquarters - 1375 Anthony Wayne Drive, Wayne, Pa. 19087 - with the ex-ception of security certifications which are in a safe deposit box at the Royal Bank of Pennsylvania, DeKalb Pike, King of Prussia, PA.

8.    Not applicable

9.    Distribution Expenses - The fund currently bears no distribution expenses.

10.   Not applicable

                      Landsburg Platt Raschiatore & Dalton
                          Certified Public Accountants
                            117 S. 17th St. 13th Fl.
                            Philadelphia, PA. 19103
                                 215-561-6633




               CONSENT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

We consent to the inclusion by reference to the Pre-effective Amendment #1 on Form N-1A of Matthew 25 Fund, Inc. of our report dated February 29, 1996 on our examination of the Financial Statements on such Company. We also consent to the reference to our firm in such Registration Statement.





                Landsburg Platt Raschiatore & Dalton (Signature)
                March 6, 1996

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Invest-ment Company Act o f 1940, the MATTHEW 25 FUND, Inc. certifies that it meets all of the requirements for effectiveness of this Registration State-ment and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne and State of Pennsylvania, on the 27th day of December 1995.


                                                  MATTHEW 25 FUND, INC.


                                                  Bernard B. Klawans,
                                                  President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                           Title                            Date


Bernard B. Klawans         President, CEO and Director               3-12-96

Gerd H. Dahl               Secretary and Director                    3-12-96

Nancy W. Klawans           Treasurer                                 3-12-96

Victor J. Belanger         Director                                  3-12-96

Dr. Thomas A. Fosnocht     Director                                  3-12-96

Dr. James P. King          Director                                  3-12-96

Dr. Lawrence C. Miller     Director                                  3-12-96

William A. Texter          Director                                  3-12-96